JPMorgan Hedged Equity Fund Annual Fund Operating Expenses - R5 R6 Shares [Member] - JPMorgan Hedged Equity Fund	Jun. 30, 2025
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.10%
Component3 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.43%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.32%